BROWN ADVISORY FUNDS

Brown Advisory Global Leaders Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory Sustainable International Leaders Fund
(the “Funds”)

Supplement dated September 1, 2022
the Summary Prospectuses and Prospectus each dated October 31, 2021 (for the Brown Advisory Global Leaders Fund and the Brown Advisory Emerging Markets Select Fund), as amended

Supplement dated September 1, 2022
to the Summary Prospectus and Prospectus each dated February 28, 2022 (for the Brown Advisory Sustainable International Leaders Fund)

This Supplement serves as further notification of the following changes:

At a recent meeting of the Board of Trustees (the “Board”) of Brown Advisory Funds, based on the recommendation of Brown Advisory LLC, the investment adviser to the Funds (the “Adviser”), the Board approved the following changes with respect to the benchmark indexes used by the Fund, as follows:

1.  Change in the Primary Benchmark Index for the Brown Advisory Global Leaders Fund

Effective as of September 1, 2022, the primary benchmark index for the Brown Advisory Global Leaders Fund has been changed to the MSCI ACWI Index.  The Adviser has determined that the MSCI ACWI Index better reflects the Fund’s investment strategy.

2.  Change in the Primary Benchmark Index for the Brown Advisory Emerging Markets Select Fund

Effective as of September 1, 2022, the primary benchmark index for the Brown Advisory Emerging Markets Select Fund has been changed to the MSCI Emerging Markets Index.  The Adviser has determined that the MSCI Emerging Markets Index better reflects the Fund’s investment strategy.

3.  Change in the Primary Benchmark Index for the Brown Advisory Sustainable International Leaders Fund

Effective as of September 1, 2022, the primary benchmark index for the Brown Advisory Sustainable International Leaders Fund has been changed to the MSCI ACWI ex U.S. Index.  The Adviser has determined that the MSCI ACWI ex U.S. Index better reflects the Fund’s investment strategy.

Investors should retain this supplement for future reference